LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
SCHEDULE OF LEASE COST

The Following table summarizes the components of lease expense:

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Operating lease cost	968,170	444,162	2,878,730	668,883
Short-term lease cost	20,955	-	62,799	-
	$989,125	$444,162	2,941,529	668,883
The Following table summarizes the components of lease expense:
	2021	2020

Operating lease cost	1,021,267	451,685
Short-term lease cost	35,727	63,785
	1,056,994	515,470

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES

The following table summarizes supplemental information related to leases:

	Three months ended December 31,		Nine months ended December 31,
	2021	2020	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$989,170	$444,162	2,941,529	668,883
Right-of-use assets obtained in exchange for new operating leases liabilities	(3,390)	10,378,042	3,42,457	10,404,962
Weighted average remaining lease term - Operating leases (years)	2.0	3.1	2.0	3.1
Weighted average discount rate - Operating leases	4.75%	4.35%	4.75%	4.35%

The following table summarizes supplemental information related to leases:

	2021	2020

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow used in operating leases	$1,650,847	$515,470
Right-of-use assets obtained in exchange for new operating leases liabilities	9,380,402	1,982,393
Weighted average remaining lease term - Operating leases (years)	2.8	4.2
Weighted average discount rate - Operating leases	4.35%	4.35%

SCHEDULE OF OPERATING LEASE LIABILITY

The following table summarizes the maturity of operating lease liabilities:

Years ending December 31	Lease cost
2022	$3,877,767
2023	3,857,516
2024	103,853
Total lease payments	7,839,136
Less: Interest	(531,253)
Total	$7,307,883

The following table summarizes the maturity of operating lease liabilities:

Years ending March 31	Lease cost
2022	$3,710,121
2023	3,792,954
2024	2,891,377
2025	58,344
Total lease payments	10,452,795
Less: Interest	(820,170)
Total	$9,632,625